Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Description of Plan [Line Items]
Description of the Plan
NOTE A - DESCRIPTION OF THE PLAN
The following description of the CoreCivic 401(k) Plan (the “Plan” or “CoreCivic 401(k)”) is provided for general purposes only. Participants should refer to the Plan agreement for a more complete description of the Plan’s provisions.
Plan Sponsor
The Plan is a defined contribution plan that is sponsored by CoreCivic of Tennessee, LLC (“CoreCivic”) (“Employer”). The Plan is designed to comply with the rules and regulations of the Internal Revenue Code of 1986, as amended (the “Code”), and is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).
Participating Employers
The Plan qualifies as a “multiple employer” plan as described in Section 413(c) of the Code. The Plan allows other affiliated employers to participate in the Plan (“Participating Employers”), as it deems appropriate. All Participating Employers must adopt the Plan as written, including but not limited to, using the same Trustee, incurring the same expense rate, and contributing at the same rates and same times. Participating Employers are: TransCor America, LLC; Correctional Medicine Associates, PC; Correctional Medicine Associates of Texas, PA; Correctional Medicine Associates of Colorado, PC; Correctional Medicine Associates of California, PC; CCA Health Services, LLC; Correctional Dental Associates, PC; Correctional Dental Associates of Colorado, PC; and, Stephen Merrill, DMD, PC.
Eligibility
For the 2024 plan year, substantially all employees of CoreCivic and Participating Employers who were at least 18 years of age and had completed six months of service and 500 hours of service, as defined by the Plan, were eligible for participation in the Plan on the quarterly entry date (January 1, April 1, July 1, or October 1) following the date they meet these eligibility requirements. Beginning with the 2025 plan year, eligibility for participation was amended to exclude the 500 hours of service requirement.
Effective April 1, 2026, the Plan amended the entry dates for eligible employees, changing quarterly entry dates for elective deferrals and matching contributions to participation in the Plan on the first day of the month following the date they meet the eligibility requirements.
Contributions
The Plan allows eligible employees to contribute up to 90% of their pre-tax
compensation, as defined by the Plan. The Plan also allows eligible participants to make Catch Up Contributions. Participants may also contribute amounts representing rollover distributions from other qualified defined benefit or defined contribution plans. Effective January 1, 2025, the Plan allows a Roth feature for voluntary employee contributions. Employees can elect to make voluntary contributions as all Roth, all pre-tax,
or a combination of both, up to the applicable Internal Revenue Service (“IRS”) annual limits.

CoreCivic provided a Safe Harbor matching contribution equal to 100% of each employee’s eligible bi-weekly
compensation, up to 5% of the employee’s eligible
bi-weekly
compensation. The Plan indicates CoreCivic may provide discretionary employer contributions in addition to the Safe Harbor matching contributions. CoreCivic did not provide such discretionary contributions during 2025. CoreCivic did provide a non-elective
fringe contribution to certain employees at “Service Contract Act” (“SCA”) locations in 2025. Those non-elective
contributions are 100% vested immediately.
Company and participant contributions may not exceed the maximum amount deductible for federal income tax purposes.
Participant Accounts
Each participant’s account is credited with the participant’s contributions and allocations of (a) the Company’s contributions and (b) Plan earnings (losses), and charged with an allocation of administrative expenses. Allocations are based on participant earnings, deferrals, account balances, or specific participant transactions as defined in the Plan document. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account.
Participants direct how their contributions and employer contributions made on their behalf are invested. At December 31, 2025, the Plan had balances in 21 investment funds, consisting of 16 mutual funds, two pooled separate accounts, a common collective trust fund, a U.S. Treasury Cash Reserve Fund, and CoreCivic, Inc. common stock.
Vesting
Participants are fully vested in their employee contributions, safe harbor matching contributions, non-elective
employer contributions, and/or rollover contributions and the earnings (losses) thereon. Vesting in discretionary employer contributions is based on years of service. All active participants become vested in such discretionary employer contributions made and investment earnings (losses) thereon according to the following schedule of service:

Less than two years	0%
Two years	20%
Three years	40%
Four years	80%
Five years or more	100%
In the event of death, disability, or upon attainment of the Plan’s retirement age, as defined in the Plan agreement, participants become fully vested in their employer contributions.

Payment of Benefits
Upon death, disability, retirement, or termination of employment, participants or their beneficiaries may elect to receive a lump-sum
distribution, payable in the form of cash of the vested portion of their account balance.
Participants who were participants in a plan assumed by CoreCivic in connection with the acquisition of U.S. Corrections Corporation in 1998 are offered the option of a hardship distribution. Cases of financial hardship are reviewed and approved by the Plan Administrator. A hardship distribution cannot be taken until the participant has exhausted other means of financing through the Plan or other plans maintained by CoreCivic. A hardship can only be taken from the amounts accumulated in the participant’s account through employee deferral contributions.
Effective October 1, 2022, CoreCivic amended the Plan to allow in-service
withdrawals from the
pre-tax
salary deferral money type for employees ages 62 and older. At the same time, the Plan was also amended to allow in-service
withdrawals from the Rollover Contribution money type, with no age requirements for this type of in-service
withdrawal.
Forfeitures
Amounts not vested upon termination of employment are forfeited by participants and may be used to fund CoreCivic’s matching or discretionary contributions or pay Plan expenses. At December 31, 2025, and 2024, unallocated non-vested
accounts totaled $28,899 and $15,312, respectively. During the year ended December 31, 2025, no forfeitures were used.
Notes Receivable from Participants
A participant may borrow the lesser of $50,000 or 50% of his or her vested account balance with a minimum loan amount of $1,000. A participant may have only one loan outstanding at any time. Loans are repayable through payroll deductions over periods ranging up to 60 months. The loans are secured by the balance in the participant’s account. The interest rate for the loan is 1% over the Prime Rate published in the Wall Street Journal on the first business day of the month the loan is originated. The interest rates on outstanding loans as of December 31, 2025, ranged between 4.25% and 9.50%.
Plan Termination
Although it has not expressed any intention to do so, CoreCivic may terminate the Plan or trust agreement at any time. In the event of Plan termination, participants’ interests in employer contributions will become fully vested, and the accounts will be paid in lump-sum
distributions as soon as practicable after the termination.
Voting Rights
Each participant is entitled to exercise voting rights attributable to the shares of CoreCivic, Inc. common stock allocated to his or her account and is notified by the Trustee prior to the time such rights are to be exercised.